Income Taxes (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Research and development tax credits
Amount of Pennsylvania research and development tax credits sold	$ 91,729	$ 45,678	$ 91,729
Net proceeds from sale of Pennsylvania research and development tax credits recorded in other income		42,024	84,391	84,391
Interest expense recognized				0	0
Reconciliation of the income tax benefit computed at statutory rates to the Company's recorded tax benefit
Federal income tax (benefit), statutory rates				406,664	78,080
State income tax, net of federal benefit				109,786	50,876
Research and development tax credits				(1,140,768)	(58,079)
Other				185,519	196,763
Income tax (benefit) expense				(438,799)	267,640
Valuation allowance				438,799	(267,640)
Long-term deferred tax assets:
Net operating loss carryforwards (federal and state)				27,545,207	26,730,300
Research and development tax credits				5,286,077	4,145,308
Property and equipment				989,923	1,010,821
Other accruals				92,476	95,929
Deferred revenue					84,519
Impairment of cost method investments				1,499,352	1,499,352
Capitalized research				14,104,291	15,512,298
Total gross long-term deferred tax assets				49,517,326	49,078,527
Less valuation allowance				$ (49,517,326)	$ (49,078,527)